Loans and borrowings (restated) (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	[1]
Loans and borrowings
Non-current liabilities	R$ 614,744	R$ 753,733
2025
Loans and borrowings
Non-current liabilities	168,738
2026
Loans and borrowings
Non-current liabilities	190,639
2027
Loans and borrowings
Non-current liabilities	145,923
2028
Loans and borrowings
Non-current liabilities	R$ 109,444

[1]	misclassification of the effects of exchange differences related to debt loans denominated in foreign currency (USD) and designated as hedge instrument in a cash flow hedge relationship.